Trade Receivable and Other Receivables (Details) - Schedule of Trade Receivable and Other Receivables - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade Receivable and Other Receivables (Details) - Schedule of Trade Receivable and Other Receivables [Line Items]
Trade accounts receivable	$ 1,663,495	$ 2,483,083
Commodity taxes receivable	1,407,560	693,250
Others	618,420	609,948
Total	$ 3,689,475	$ 3,786,281